Statements of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 319,757	$ 342,263
Property, plant and equipment	2,258,391	2,472,683
Accounts receivable, intercompany	255,740	207,209
Liabilities and shareholders' equity
Current liabilities	238,120	166,840
Long-term debt	1,106,794	1,236,210
Accounts payable and accrued liabilities, intercompany	224,123	150,957
Parent And Guarantor Subsidiaries [Member]
Assets
Current assets	219,013	227,265
Property, plant and equipment	1,909,951	2,085,460
Other non-current assets	79,033	79,104
Accounts receivable, intercompany	34,373	35,500
Short-term advances to affiliates	11,686	13,359
Liabilities and shareholders' equity
Current liabilities	200,784	123,472
Long-term debt	1,106,794	1,236,210
Other non-current liabilities	87,411	86,303
Accounts payable and accrued liabilities, intercompany	33,820	25,374
Long-term advances from affiliates	$ 128,606	$ 89,830